Loan Receivable (Disclosure of loan receivable) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loan Receivable [Abstract]
Opening balance	$ 1,833,979	$ 1,301,013
Funds received, net of repayment	67,124	(1,420,320)
Advanced on private placement	0	1,971,000
Share for debt	(1,290,000)	0
Interest receivable	33,887	0
Unrealized foreign exchange	0	(17,714)
Ending receivable balance	644,990	1,833,979
Classified as short-term	0	1,290,000
Classified as long-term	$ 644,990	$ 543,979